Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	OGXI
Entity Registrant Name	ONCOGENEX PHARMACEUTICALS, INC.
Entity Central Index Key	0000949858
Entity Filer Category	Smaller Reporting Company